Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (2,830,047)	$ (8,622,393)
Depreciation	33,023	149,840
Amortization of patents	113,071	67,919
Bad debt expense	92,224	485,072
Adjustment to the fair value of embedded derivatives	(65,962)
Accretion of interest on convertible notes	21,889
Inventory impairment		383,081
Unrealized loss (gain) on fair value adjustment of common stock warrants	(9)	416,526
Non-cash stock-based compensation expense	110,200	704,188
Gain on sale of property and equipment		(3,060)
Changes in assets and liabilities:
Accounts receivable	(293,902)	645,842
Other receivables	100,612	(52,700)
Inventory	209,077	2,891,816
Prepaid expenses and other current assets	246,669	558,601
Assets of discontinued operations – short term	10,895	76,560
Assets held for sale		18,293
Other assets	(9,189)	(624,654)
Accrued interest	7,707
Assets of discontinued operations – long-term		9,913
Accounts payable	1,159,974	509,498
Accrued liabilities and accrued warranty	(383,916)	172,011
Liabilities of discontinued operations	(84,891)	(266,201)
Net cash used in operating activities	(1,562,575)	(2,479,848)
Cash flows from investing activities
Proceeds from disposal of property and equipment		3,060
Net cash provided by investing activities		3,060
Cash flows from financing activities
Borrowing on long-term debt	650,000
Repayment of notes payable	(14,232)	(283,252)
Borrowing (repayment) on line of credit, net	500,000	(92,266)
Repayments on capital lease obligations	(4,414)	(4,698)
Proceeds from stock offering		1,100,000
Proceeds from securities purchase agreement	550,000	500,000
Proceeds from exercise of warrants		283,333
Payment of placement agent and registration fees and other direct costs	(91,981)	(228,180)
Employee taxes paid for vesting of restricted stock	(4,102)	(17,541)
Net cash provided by financing activities	1,585,271	1,257,396
Net increase (decrease) in cash	22,696	(1,219,392)
Cash
Beginning of year	127,385	1,346,777
End of year	150,081	127,385
Supplemental cash flows disclosures:
Cash paid during the period for interest	6,759	26,468
Supplemental disclosure of non-cash financing activity:
Embedded derivatives on convertible note issuances	243,889
Grant of warrant on issuance of convertible note (in Shares)	53,623
Preferred deemed dividend	875,304	362,903
Conversion of preferred stock to common stock	2,079,933	310,052
Conversion of common stock warrant liability upon exercise of warrants		252,765
Reclassification of common stock warrant liability to additional paid-in capital		481,242
Preferred stock dividends paid in common stock	153,305	174,342
Return of Series D convertible preferred stock	80,123
Stock issued to procure inventory		1,142,801
Preferred stock issued for payment of financial advisor fees	230,000
Financial Advisory Services Fees [Member]
Supplemental disclosure of non-cash financing activity:
Notes issued	60,000
Prepaid Expenses and Other Current Assets [Member]
Supplemental disclosure of non-cash financing activity:
Notes issued	$ 144,071